Annual Fund Operating Expenses (Vanguard Selected Value Fund - Investor Shares, Vanguard Selected Value Fund)	12 Months Ended
Oct. 31, 2013
Vanguard Selected Value Fund - Investor Shares | Vanguard Selected Value Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.42%
12b-1 Distribution Fee	none
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.44%